UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2004

NFS-QTLY-1204

1.809088.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value
New York - 94.7%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 1.96%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	$ 1,165,000	$ 1,165,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 1.85%, LOC HSBC Bank USA, VRDN (a)(b)	2,800,000	2,800,000
Commack Union Free School District TAN 3% 6/30/05	7,000,000	7,064,116
Deer Park Union Free School District TAN 3% 6/30/05	9,000,000	9,084,818
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 1.82%, LOC HSBC Bank USA, VRDN (a)(b)	3,725,000	3,725,000
Erie County Gen. Oblig. RAN 3% 7/13/05, LOC Citibank NA	30,200,000	30,499,878
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1207, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,560,000	11,560,000
Grand Central District Mgmt. Assoc., Inc. Participating VRDN Series Putters 394, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,565,000	3,565,000
Jay Street Dev. Corp. Courts Facility Lease Rev. Series 2001 A, 1.74%, LOC JPMorgan Chase Bank, VRDN (a)	10,200,000	10,200,000
Kenmore-Tonawanda Union Free School District BAN 3% 9/29/05	13,800,000	13,956,580
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN Series SG 125, 1.79% (Liquidity Facility Societe Generale) (a)(c)	5,200,000	5,200,000
Sub Series 2001 3A, 1.75%, LOC JPMorgan Chase Bank, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	5,500,000	5,500,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	15,020,000	15,020,000
Series EGL 02 6003, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	7,700,000	7,700,000
Series EGL 02 6007, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	7,140,000	7,140,000
Series EGL 98 3203, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	6,700,000	6,700,000
Series EGL 98 3204, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	8,900,000	8,900,000
Series PA 1098, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,700,000	8,700,000
Metropolitan Trans. Auth. Rev.:
Bonds:
Series A, 3% 11/15/04	3,600,000	3,602,174
Series B, 3% 11/15/04	4,600,000	4,602,121
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Bonds:
Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	$ 7,405,000	$ 7,405,000
Participating VRDN:
Series EGL 02 6023, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	13,035,000	13,035,000
Series EGL 02 6028, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	5,145,000	5,145,000
Series EGL 03 0037, 1.78% (Liquidity Facility Citibank NA) (a)(c)	7,235,000	7,235,000
Series FRRI 02 F, 1.79% (Liquidity Facility Bank of New York, New York) (a)(c)	4,072,000	4,072,000
Series Merlots 02 A52, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,445,000	9,445,000
Series Merlots C18, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,525,000	11,525,000
Series MS 724X, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	6,995,000	6,995,000
Series MS 862, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	4,660,000	4,660,000
Series MSTC 7001, 1.81% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Series PA 1040, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	22,370,000	22,370,000
Series PA 1084, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,665,000	8,665,000
Series PT 1466, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,805,000	10,805,000
Series PT 988, 1.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,500,000	5,500,000
Series ROC II R258, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,640,000	4,640,000
Series ROC II R263, 1.78% (Liquidity Facility Citibank NA) (a)(c)	3,580,000	3,580,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	8,100,000	8,100,000
Series PT 1439, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,315,000	7,315,000
Series PT 1756, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,285,000	2,285,000
Series PT 1836, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,975,000	9,975,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series ROC II R2083, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 5,275,000	$ 5,275,000
Series ROC II R4548, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,465,000	6,465,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,165,000	11,165,000
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.81% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For Better Communty, Inc. Proj.) 1.86%, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,200,000	2,200,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.85%, LOC HSBC Bank USA, VRDN (a)(b)	810,000	810,000
(AJL Manufacturing Proj.) Series 1996 A, 1.96%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,865,000	4,865,000
(Flower City Proj.) 1.91%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	4,745,000	4,745,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 1.9%, LOC Lasalle Bank NA, VRDN (a)	4,930,000	4,930,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 1.81% (Liquidity Facility Societe Generale) (a)(c)	26,100,000	26,100,000
Nassau County Tobacco Settlement Corp. Participating VRDN Series PA 1211, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,535,000	10,535,000
New York City Gen. Oblig.:
Bonds Series B, 3% 8/1/05	16,080,000	16,241,738
Participating VRDN:
Series EGL 03 0016, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	7,000,000	7,000,000
Series MS 00 394, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	6,915,000	6,915,000
Series PA 1249, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Series PT 2217, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,390,000	5,390,000
Series PT 991, 1.79% (Liquidity Facility BNP Paribas SA) (a)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series RobIns 17 Class F, 1.79% (Liquidity Facility Bank of New York, New York) (a)(c)	$ 6,600,000	$ 6,600,000
Series ROC II 251, 1.83% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	34,700,000	34,700,000
Series ROC II R2138, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,820,000	6,820,000
Series ROC II R22, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,385,000	7,385,000
Series Stars 04 73, 1.79% (Liquidity Facility BNP Paribas SA) (a)(c)	11,155,000	11,155,000
Series 2003 C2, 1.75%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	23,400,000	23,400,000
Sub Series 1996 J2, 1.75%, LOC WestLB AG, VRDN (a)	32,500,000	32,500,000
Sub Series B9, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)	10,700,000	10,700,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Related-Tribeca Tower Proj.) Series 1997 A, 1.76%, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(92nd & First Residential Tower Proj.) Series A, 1.79%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	24,500,000	24,500,000
(941 Hoe Avenue Apts. Proj.) Series A, 1.79%, LOC Key Bank NA, VRDN (a)(b)	6,100,000	6,100,000
(Aldus Street Apartments Proj.) Series A, 1.79%, LOC Key Bank NA, VRDN (a)(b)	14,200,000	14,200,000
(Atlantic Court Apts. Proj.) Series A, 1.78%, LOC HSBC Bank USA, VRDN (a)(b)	5,000,000	5,000,000
(East 165th Street Proj.) Series A, 1.78%, LOC Citibank NA, VRDN (a)(b)	11,800,000	11,800,000
Series A:
1.78%, LOC Fleet Nat'l. Bank, VRDN (a)	5,100,000	5,100,000
1.78%, LOC Landesbank Baden-Wuerttemberg, VRDN (a)(b)	45,300,000	45,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 37 Class A, 1.78% (Liquidity Facility Citibank NA) (a)(c)	11,000,000	11,000,000
Series EGL 3207, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	12,900,000	12,900,000
Series Merlots 00 DDD, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	14,750,000	14,750,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series PA 1022, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 24,625,000	$ 24,625,000
Series PA 921, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,300,000	17,300,000
Series PA 960, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	20,000,000	20,000,000
Series Putters 198, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 499, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series ROC II R1015, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	12,495,000	12,495,000
Series ROC II R4061, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,595,000	2,595,000
Series SGB 25, 1.78% (Liquidity Facility Societe Generale) (a)(c)	49,900,000	49,900,000
Series 1:
1.78% 11/9/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	43,800,000	43,800,000
1.79% 11/9/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	30,100,000	30,100,000
1.85% 3/3/05 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	6,400,000	6,400,000
Series 6, 1.78% 11/15/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	32,700,000	32,700,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	7,000,000	7,000,000
Series EGL 00 3206, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	13,000,000	13,000,000
Series EGL 01 3202, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
New York Local Govt. Assistance Corp. Participating VRDN:
Series LB 04 L18, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,650,000	10,650,000
Series SG 99, 1.78% (Liquidity Facility Societe Generale) (a)(c)	14,600,000	14,600,000
New York State Dorm. Auth. Revs.:
Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	58,130,000	58,130,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 03 0002, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 4,720,000	$ 4,720,000
Series FRRI 02 L25J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	32,375,000	32,375,000
Series Merlots 00 G, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	22,920,000	22,920,000
Series Merlots 00 X, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,565,000	10,565,000
Series Merlots 01 A30, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,980,000	2,980,000
Series PA 784R, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,025,000	7,025,000
Series PT 914, 1.78% (Liquidity Facility BNP Paribas SA) (a)(c)	4,995,000	4,995,000
Series Putters 480, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,420,000	10,420,000
Series Putters 495, 1.78% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	18,200,000	18,200,000
Series SGA 01 132, 1.81% (Liquidity Facility Societe Generale) (a)(c)	1,805,000	1,805,000
Series F2A, 1.74% (FSA Insured), VRDN (a)	38,800,000	38,800,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MS 181, 1.8% (Liquidity Facility Morgan Stanley) (a)(b)(c)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series CDC 04 8, 1.78% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(c)	3,135,000	3,135,000
Series EGG 03 0010, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	8,250,000	8,250,000
Series Merlots B20, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,345,000	5,345,000
Series MS 731, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	12,300,000	12,300,000
Series MS 918, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	25,365,000	25,365,000
Series ROC II R1062, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,880,000	2,880,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 1.78%, LOC Bank of New York, New York, VRDN (a)	$ 34,000,000	$ 34,000,000
(1500 Lexington Avenue Proj.) Series A, 1.8%, LOC Fannie Mae, VRDN (a)(b)	30,300,000	30,300,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.76%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.78%, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 1.78%, LOC Fannie Mae, VRDN (a)(b)	17,400,000	17,400,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 1.78%, LOC Fannie Mae, VRDN (a)(b)	29,800,000	29,800,000
(900 Eighth Avenue Hsg. Proj.) Series A, 1.79%, LOC Key Bank NA, VRDN (a)(b)	16,100,000	16,100,000
(Avalon Chrystie Place I Hsg.Proj.) Series A, 1.79%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,300,000	1,300,000
(Biltmore Tower Hsg. Proj.) Series A, 1.78%, LOC Fannie Mae, VRDN (a)(b)	43,300,000	43,300,000
(Chelsea Apts. Proj.) Series A, 1.8%, LOC Fannie Mae, VRDN (a)(b)	32,800,000	32,800,000
(East 39th Street Hsg. Proj.) Series A, 1.78%, LOC Fannie Mae, VRDN (a)(b)	24,000,000	24,000,000
(Helena Hsg. Proj.) Series A, 1.76%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	42,000,000	42,000,000
(Kew Garden Hills Apts. Proj.) Series A, 1.76%, LOC Fannie Mae, VRDN (a)(b)	57,000,000	57,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 1.77%, LOC Freddie Mac, VRDN (a)(b)	30,000,000	30,000,000
(Saville Hsg. Proj.) Series 2002 A, 1.78%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	9,000,000	9,000,000
(Sea Park West Hsg. Proj.) 1.8%, LOC Freddie Mac, VRDN (a)(b)	7,600,000	7,600,000
(South Cove Plaza Proj.) Series A, 1.8%, LOC Freddie Mac, VRDN (a)(b)	11,240,000	11,240,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.93%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	28,600,000	28,600,000
Series 2001 A, 1.93%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	2,500,000	2,500,000
(Victory Hsg. Proj.):
Series 2000 A, 1.78%, LOC Key Bank NA, VRDN (a)(b)	16,000,000	16,000,000
Series 2001 A, 1.78%, LOC Key Bank NA, VRDN (a)(b)	34,000,000	34,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Victory Hsg. Proj.):
Series 2002 A, 1.78%, LOC Key Bank NA, VRDN (a)(b)	$ 22,000,000	$ 22,000,000
(West 20th Street Proj.) Series A, 1.78%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(Worth Street Hsg. Proj.) Series A, 1.78%, LOC Fannie Mae, VRDN (a)(b)	37,000,000	37,000,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,695,000	3,695,000
Series Merlots 97 J, 1.86% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	19,640,000	19,640,000
Series MSTC 00 89, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	2,970,000	2,970,000
Series PA 29, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,715,000	5,715,000
Series PT 1204, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,100,000	2,100,000
Series PT 322, 1.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,145,000	2,145,000
Series ROC II R181, 1.83% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	5,965,000	5,965,000
Series 115, 1.78% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	31,400,000	31,400,000
New York State Muni. Bond Bank Agcy. Spl. School Purp. Rev. Participating VRDN Series PT 2066, 1.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,430,000	14,430,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1994 1:
1.75% 3/4/05, CP	5,500,000	5,500,000
1.75% 3/11/05, CP	10,600,000	10,600,000
New York State Thruway Auth. Series 2001 CP2:
1.74% 3/1/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP	19,950,000	19,950,000
1.81% 1/14/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP	8,800,000	8,800,000
New York State Thruway Auth. Gen. Rev.:
Bonds (Spl. Oblig. Cross Proj.) Series A, 0% 1/1/05	8,400,000	8,381,237
Participating VRDN Series SGA 66, 1.81% (Liquidity Facility Societe Generale) (a)(c)	18,900,000	18,900,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series EGL 03 0017, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN: - continued
Series MS 00 368, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	$ 1,000,000	$ 1,000,000
Series Putters 330, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	16,460,000	16,460,000
Series ROC II R4506, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,795,000	1,795,000
Series ROC II R5012, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,060,000	3,060,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 1.78% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,700,000	6,700,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 03 0036, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	1,300,000	1,300,000
Series EGL 03 0052, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	29,700,000	29,700,000
Series EGL 04 0020, 1.78% (Liquidity Facility Citibank NA) (a)(c)	15,050,000	15,050,000
Series FRRI 02 L11, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	49,900,000	49,900,000
Series Merlots 99 G, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	22,695,000	22,695,000
Series Merlots A40, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	33,400,000	33,400,000
Series MS 00 433, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	650,000	650,000
Series MS 01 698, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	15,938,500	15,938,500
Series PA 536, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,445,000	6,445,000
Series PT 1399, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	19,490,000	19,490,000
Series PT 1814, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,335,000	5,335,000
Series PT 1839, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,855,000	13,855,000
Series PT 2018, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series PT 2025, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,440,000	$ 7,440,000
Series PT 2219, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,330,000	9,330,000
Series PT 2271, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,535,000	5,535,000
Series Putters 129, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	12,890,000	12,890,000
Series Putters 305, 1.78% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	9,965,000	9,965,000
Series Putters 386, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 387, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	21,175,000	21,175,000
Series ROC II R1039, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,840,000	5,840,000
Series ROC II R154, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)(d)	3,995,000	3,995,000
Series ROC II R2019, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	10,610,000	10,610,000
Series ROC II R3003, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,710,000	6,710,000
Series ROC II R4556, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,225,000	5,225,000
Series 2003 1A, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,700,000	25,700,000
Series 2003 2D, 1.76% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	30,000,000	30,000,000
Series 2003 3H, 1.72% (Liquidity Facility Bank of New York, New York), VRDN (a)	15,700,000	15,700,000
Series C, 1.72% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	16,900,000	16,900,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 1.81% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,495,000	3,495,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.8%, LOC European American Bank Uniondale, VRDN (a)(b)	4,640,000	4,640,000
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 1.82%, LOC Bank of New York, New York, VRDN (a)(b)	1,400,000	1,400,000
South Huntington Union Free School District TAN 2.75% 6/30/05	13,900,000	13,997,473
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Suffolk County Gen. Oblig. Participating VRDN Series PT 2201, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,340,000	$ 6,340,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.84%, LOC Key Bank NA, VRDN (a)	1,360,000	1,360,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 1.85%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500,000	5,500,000
Syracuse Gen. Oblig. RAN Series C, 2.75% 6/30/05, LOC Bank of New York, New York	10,000,000	10,078,015
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1228, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series PT 2056, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	18,155,000	18,155,000
Series PT 835, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	25,650,000	25,650,000
Series PT 893, 1.85% (Liquidity Facility DEPFA BANK PLC) (a)(c)	43,090,000	43,090,000
Series Putters 533, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330,000	5,330,000
Series ROC II R 6500, 1.8% (Liquidity Facility Citibank NA) (a)(c)	2,650,000	2,650,000
Series ROC II R4508, 1.8% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,770,000	5,770,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.86%, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6011, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	7,200,000	7,200,000
Series EGL 02 6024, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	13,690,000	13,690,000
Series EGL 03 0004 Class A, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	10,700,000	10,700,000
Series EGL 03 0055, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	19,000,000	19,000,000
Series PA 1070, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,995,000	15,995,000
Series PA 1074, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	17,400,000	17,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series PA 948, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 17,590,000	$ 17,590,000
Series PA 956, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,995,000	8,995,000
Series ROC II R1008, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,595,000	7,595,000
Series SGB 43, 1.78% (Liquidity Facility Societe Generale) (a)(c)	3,650,000	3,650,000
Series 2002 F, 1.74% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	44,000,000	44,000,000
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series 2000 A, 1.75% (FSA Insured), VRDN (a)	6,000,000	6,000,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.91%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
		2,841,963,650
New York & New Jersey - 2.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series PA 1251, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,800,000	9,800,000
Series PA 1271, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,335,000	1,335,000
Series Putters 153, 1.81% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,000,000	4,000,000
Series ROC II 238, 1.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	3,460,000	3,460,000
Series ROC II R42, 1.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	6,155,000	6,155,000
Series 1991 2, 1.84%, VRDN (a)(b)(d)	6,400,000	6,400,000
Series 2001 2, 1.92%, VRDN (a)(b)	11,500,000	11,500,000
Series A, 1.6% 11/5/04, CP (b)	6,540,000	6,540,000
Series B, 1.85% 3/11/05, CP	10,200,000	10,200,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series Merlots 00 B5, 1.85% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,270,000	2,270,000
Series PA 1258, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,000,000	3,000,000
		64,660,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series MS 969, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	$ 3,990,000	$ 3,990,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots C4, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,300,000	11,300,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 968, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	5,135,000	5,135,000
		20,425,000
TOTAL INVESTMENT PORTFOLIO - 97.5%		2,927,048,650
NET OTHER ASSETS - 2.5%		75,074,737
NET ASSETS - 100%		$ 3,002,123,387
Total Cost for Federal Income Tax Purposes $ 2,927,048,650
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,930,000 or 2.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Rev. Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/28/03	$ 7,405,000
New York State Dorm. Auth. Revs. Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	10/2/02	$ 58,130,000
New York Transitional Fin. Auth. Rev. Participating VRDN Series ROC II R154, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	6/21/04	$ 3,995,000
Port Auth. of New York & New Jersey Series 1991 2, 1.84%, VRDN	12/3/03	$ 6,400,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® New York Municipal
Money Market Fund

October 31, 2004

SNM-QTLY-1204

1.809073.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value
New York - 95.8%
Battery Park City Auth. Rev. Participating VRDN Series ROC II R4531, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 5,330,000	$ 5,330,000
Erie County Gen. Oblig. RAN 3% 7/13/05, LOC Citibank NA	10,900,000	11,008,234
Erie County Tobacco Asset Securitization Corp. Participating VRDN Series PA 1213, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,500,000	6,500,000
Jay Street Dev. Corp. Courts Facility Lease Rev. Series 2001 A, 1.74%, LOC JPMorgan Chase Bank, VRDN (a)	9,700,000	9,700,000
Kenmore-Tonawanda Union Free School District BAN 3% 9/29/05	5,100,000	5,157,867
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield Manor Proj.) 1.83%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,840,000	6,840,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN Series Merlots 98 66, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	1,045,000	1,045,000
Sub Series 2001 1A, 1.75%, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	29,200,000	29,200,000
Sub Series 2001 3A, 1.75%, LOC JPMorgan Chase Bank, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	6,410,000	6,410,000
Metropolitan Trans. Auth. Dedicated Tax Fund:
Participating VRDN:
Series EGL 01 3205, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	12,300,000	12,300,000
Series EGL 02 6007, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
Series EGL 98 3203, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series EGL 98 3204, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	4,100,000	4,100,000
Series PA 1098, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,400,000	1,400,000
Series 2002 B, 1.75% (FSA Insured), VRDN (a)	25,100,000	25,100,000
Metropolitan Trans. Auth. Rev.:
Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	3,200,000	3,200,000
Participating VRDN:
Series EGL 02 6021, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	3,300,000	3,300,000
Series EGL 03 0051, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	5,145,000	5,145,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Metropolitan Trans. Auth. Rev.: - continued
Participating VRDN:
Series FRRI 02 F, 1.79% (Liquidity Facility Bank of New York, New York) (a)(c)	$ 1,600,000	$ 1,600,000
Series MSTC 7001, 1.81% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,500,000	2,500,000
Series PA 1036, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,995,000	6,995,000
Series PA 1040, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,400,000	5,400,000
Series PT 1946, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,650,000	11,650,000
Series ROC II R258, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,540,000	5,540,000
Series ROC II R263, 1.78% (Liquidity Facility Citibank NA) (a)(c)	1,390,000	1,390,000
Sub Series A1, 1.75% (CIFG North America Insured), VRDN (a)	10,000,000	10,000,000
Sub Series A2, 1.75% (CIFG North America Insured), VRDN (a)	11,000,000	11,000,000
Sub Series A3, 1.75% (XL Cap. Assurance, Inc. Insured), VRDN (a)	5,000,000	5,000,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,390,000	2,390,000
Series MS 916, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	3,635,000	3,635,000
Series PT 1967, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,460,000	6,460,000
Series PT 1968, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,615,000	8,615,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating VRDN Series Merlots 00 F, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,000,000	6,000,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 1.81% (Liquidity Facility Societe Generale) (a)(c)	7,500,000	7,500,000
New York City Gen. Oblig.:
Participating VRDN:
Series PT 962, 1.79% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	2,000,000	2,000,000
Series PT 991, 1.79% (Liquidity Facility BNP Paribas SA) (a)(c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II 251, 1.83% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 13,400,000	$ 13,400,000
Series SGB 35, 1.81% (Liquidity Facility Societe Generale) (a)(c)	13,000,000	13,000,000
Series 2003 C2, 1.75%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	8,610,000	8,610,000
Series H3, 1.71% (FSA Insured), VRDN (a)	4,500,000	4,500,000
Sub Series 2004 H4, 1.71%, LOC Bank of New York, New York, VRDN (a)	9,600,000	9,600,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 1997 A, 1.74%, LOC Fannie Mae, VRDN (a)	9,480,000	9,480,000
New York City Hsg. Dev. Corp. Multi-family Rev. Series A:
1.78%, LOC Fleet Nat'l. Bank, VRDN (a)	10,000,000	10,000,000
1.78%, LOC HSBC Bank USA, VRDN (a)	5,400,000	5,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 36 Class A, 1.78% (Liquidity Facility Citibank NA) (a)(c)	6,500,000	6,500,000
Series PA 1022, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,000,000	9,000,000
Series PA 921, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	25,970,000	25,970,000
Series PA 960, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,295,000	4,295,000
Series Putters 297, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,520,000	7,520,000
Series ROC II R1015, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,155,000	2,155,000
Series ROC II R3, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,000,000	5,000,000
Series SGB 25, 1.78% (Liquidity Facility Societe Generale) (a)(c)	13,200,000	13,200,000
Series 1:
1.78% 11/9/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	8,100,000	8,100,000
1.78% 11/9/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	8,100,000	8,100,000
1.79% 11/9/04 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	11,100,000	11,100,000
Series 1994 G, 1.71% (FGIC Insured), VRDN (a)	7,000,000	7,000,000
Series 1995 A, 1.7% (FGIC Insured), VRDN (a)	13,700,000	13,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2003 C3, 1.71% (Liquidity Facility Bank of New York, New York), VRDN (a)	$ 5,110,000	$ 5,110,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MSTC 02 202, 1.81% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev. Participating VRDN:
Series MS 950, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series SGA 91, 1.75% (Liquidity Facility Societe Generale) (a)(c)	4,085,000	4,085,000
New York Local Govt. Assistance Corp. Participating VRDN Series SG 99, 1.78% (Liquidity Facility Societe Generale) (a)(c)	16,200,000	16,200,000
New York State Dorm. Auth. Revs.:
Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	22,260,000	22,260,000
Participating VRDN:
Series FRRI 02 L25J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,600,000	6,600,000
Series Merlots 00 A30, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	7,335,000	7,335,000
Series Merlots 00 G, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,700,000	10,700,000
Series Merlots 00 X, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,000,000	4,000,000
Series Merlots 01 A30, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,385,000	1,385,000
Series Merlots 01 A65, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,495,000	3,495,000
Series MSDW 00 305, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	5,200,000	5,200,000
Series PT 1958, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,845,000	5,845,000
Series Putters 495, 1.78% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	6,715,000	6,715,000
Series ROC II R4558, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,975,000	1,975,000
Series F2A, 1.74% (FSA Insured), VRDN (a)	14,300,000	14,300,000
Series F2B, 1.74% (FSA Insured), VRDN (a)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 731, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	$ 10,187,000	$ 10,187,000
Series MS 918, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	6,745,000	6,745,000
Series ROC II R1062, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,370,000	3,370,000
Series ROC II R3016, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,865,000	1,865,000
Series ROC II R4001, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,500,000	6,500,000
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series MS 859, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	5,525,000	5,525,000
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 1.78%, LOC Bank of New York, New York, VRDN (a)	14,200,000	14,200,000
Series 1997 A, 1.74%, LOC Fannie Mae, VRDN (a)	7,100,000	7,100,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1994 1:
1.75% 3/11/05, CP	3,900,000	3,900,000
1.78% 12/15/04, CP	2,687,000	2,687,000
Series 2000 5, 1.74%, VRDN (a)	30,000,000	30,000,000
New York State Thruway Auth. Series 2001 CP2, 1.74% 3/1/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP	7,300,000	7,300,000
New York State Thruway Auth. Gen. Rev. Participating VRDN Series SG 121, 1.81% (Liquidity Facility Societe Generale) (a)(c)	6,565,000	6,565,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series EGL 03 0017, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	12,965,000	12,965,000
Series MS 00 368, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	3,500,000	3,500,000
Series MSTC 9045, 1.81% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,990,000	9,990,000
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series ROC II R6030, 1.78% (Liquidity Facility Citibank NA) (a)(c)	3,280,000	3,280,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 00 3205, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 6,325,000	$ 6,324,492
Series EGL 00 3208, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	14,850,000	14,850,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,300,000	6,300,000
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 04 0020, 1.78% (Liquidity Facility Citibank NA) (a)(c)	9,700,000	9,700,000
Series FRRI 02 L21, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	8,975,000	8,975,000
Series Merlots 99 G, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,300,000	11,300,000
Series Merlots A40, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,100,000	5,100,000
Series MS 00 433, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	1,817,500	1,817,500
Series MSDW 00 319, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	5,465,000	5,465,000
Series PT 1839, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,680,000	5,680,000
Series Putters 478, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495,000	7,495,000
Series ROC II R1039, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,385,000	2,385,000
Series ROC II R2054, 1.81% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,800,000	3,800,000
Series Stars 04 90, 1.79% (Liquidity Facility BNP Paribas SA) (a)(c)	11,765,000	11,765,000
Series 2003 1D, 1.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
Series 2003 2D, 1.76% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	40,600,000	40,600,000
Series 2003 3H, 1.72% (Liquidity Facility Bank of New York, New York), VRDN (a)	11,475,000	11,475,000
Series 2003 C5, 1.72% (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	4,200,000	4,200,000
Port Jefferson Union Free School District TAN 3% 6/30/05	5,000,000	5,047,124
South Huntington Union Free School District TAN 2.75% 6/30/05	5,100,000	5,135,763
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.84%, LOC Key Bank NA, VRDN (a)	$ 2,400,000	$ 2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 1.78%, LOC Fleet Nat'l. Bank, VRDN (a)	10,950,000	10,950,000
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1230, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,250,000	5,250,000
Series PT 2056, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,480,000	7,480,000
Series PT 2182, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,200,000	5,200,000
Series PT 835, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,400,000	7,400,000
Series PT 893, 1.85% (Liquidity Facility DEPFA BANK PLC) (a)(c)	16,895,000	16,895,000
Series ROC II R2033, 1.8% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,425,000	3,425,000
Series ROC II R2034, 1.8% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,950,000	2,950,000
Series ROC II R4508, 1.8% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,310,000	2,310,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.) Series A, 1.86%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,535,000	5,535,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series EGL 02 6024, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	6,000,000	6,000,000
Series EGL 03 0004 Class A, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500,000	4,500,000
Series EGL 03 0055, 1.78% (Liquidity Facility Citibank NA, New York) (a)(c)	3,045,000	3,045,000
Series MS 922 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	5,615,000	5,615,000
Series MSTC 02 207, 1.81% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,995,000	9,995,000
Series PA 1074, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series PA 948, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,200,000	7,200,000
Series PT 2017, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,485,000	1,485,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series Putters 525, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,995,000	$ 4,995,000
Series ROC II R1008, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,165,000	3,165,000
Series ROC II R1032, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,345,000	5,345,000
Series ROC II R2013, 1.78% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,855,000	3,855,000
Series SGB 43, 1.78% (Liquidity Facility Societe Generale) (a)(c)	15,500,000	15,500,000
Series 2002 F, 1.74% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	23,700,000	23,700,000
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series 2000 A, 1.75% (FSA Insured), VRDN (a)	10,775,000	10,775,000
United Nations Dev. Corp. Rev. Participating VRDN Series PT 2087, 1.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,620,000	3,620,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 1.79%, LOC Key Bank NA, VRDN (a)	3,530,000	3,530,000
		1,069,559,980
New York & New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 766, 1.78% (Liquidity Facility Morgan Stanley) (a)(c)	4,245,000	4,245,000
Series PA 1251, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,700,000	3,700,000
Series 1998 4, 1.82%, VRDN (a)	4,400,000	4,400,000
		12,345,000
Puerto Rico - 1.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 03 A44, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,950,000	3,950,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Participating VRDN Series Merlots C4, 1.81% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,280,000	4,280,000
Series A, 1.74% (AMBAC Insured), VRDN (a)	3,700,000	3,700,000
		11,930,000
Municipal Securities - continued
	Shares	Value
Other - 1.1%
Fidelity Tax-Free Cash Central Fund, 1.74% (b)	12,313,500	$ 12,313,500
TOTAL INVESTMENT PORTFOLIO - 99.1%		1,106,148,480
NET OTHER ASSETS - 0.9%		10,290,851
NET ASSETS - 100%		$ 1,116,439,331
Total Cost for Federal Income Tax Purposes $ 1,106,148,480
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,460,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Trans. Auth. Rev. Bonds Series PT 1725, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/28/03	$ 3,200,000
New York State Dorm. Auth. Revs. Bonds Series Merlots 02 A56, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	10/2/02	$ 22,260,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004